Concentration of Credit Risk - Schedule of Single Customers Total Revenue (Details) - Customer Concentration Risk [Member] - Total Revenue [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Concentration Risk [Line Items]
Total Revenue, Amount	$ 15,724,792		$ 17,311,971	$ 9,824,275
Total Revenue, Percentage	22.40%		29.30%	20.40%
Customer B [Member]
Concentration Risk [Line Items]
Total Revenue, Amount		[1]		$ 5,364,265
Total Revenue, Percentage		[1]		11.10%
Customer C [Member]
Concentration Risk [Line Items]
Total Revenue, Amount		[1]	$ 6,297,152	$ 4,980,628
Total Revenue, Percentage		[1]	10.60%	10.30%
Customer D [Member]
Concentration Risk [Line Items]
Total Revenue, Amount		[1]	$ 7,354,358		[1]
Total Revenue, Percentage		[1]	12.40%		[1]

[1]	represent percentage less than 10%